Retirement Plans - Schedule of weighted target assets allocation (Details)	Dec. 31, 2024
U.S. Plans | Defined Benefit Pension Plans | Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target allocation, percentage	29.00%
U.S. Plans | Defined Benefit Pension Plans | Fixed Income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target allocation, percentage	60.00%
U.S. Plans | Defined Benefit Pension Plans | Real Estate / Property
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target allocation, percentage	3.00%
U.S. Plans | Defined Benefit Pension Plans | Other (incl. LDI)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target allocation, percentage	8.00%
U.S. Plans | Other Postretirement Benefit Plans | Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target allocation, percentage	0.00%
U.S. Plans | Other Postretirement Benefit Plans | Fixed Income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target allocation, percentage	0.00%
U.S. Plans | Other Postretirement Benefit Plans | Real Estate / Property
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target allocation, percentage	0.00%
U.S. Plans | Other Postretirement Benefit Plans | Other (incl. LDI)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target allocation, percentage	0.00%
Non-U.S. Plans | Defined Benefit Pension Plans | Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target allocation, percentage	16.00%
Non-U.S. Plans | Defined Benefit Pension Plans | Fixed Income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target allocation, percentage	73.00%
Non-U.S. Plans | Defined Benefit Pension Plans | Real Estate / Property
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target allocation, percentage	0.00%
Non-U.S. Plans | Defined Benefit Pension Plans | Other (incl. LDI)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target allocation, percentage	11.00%
Non-U.S. Plans | Other Postretirement Benefit Plans | Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target allocation, percentage	0.00%
Non-U.S. Plans | Other Postretirement Benefit Plans | Fixed Income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target allocation, percentage	0.00%
Non-U.S. Plans | Other Postretirement Benefit Plans | Real Estate / Property
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target allocation, percentage	0.00%
Non-U.S. Plans | Other Postretirement Benefit Plans | Other (incl. LDI)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target allocation, percentage	100.00%